COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES	COMMITMENTS AND CONTINGENT LIABILITIES

Assets Pledged

(in millions of $)	2023	2022
Vessels, rigs and equipment, net	2,508	2,460
Investments in sales-type, direct financing leases and leaseback assets	56	119
Book value of consolidated assets pledged under ship mortgages	2,564	2,579

Assets with finance lease liabilities

(in millions of $)	2023	2022
Vessels under finance lease, net	573	615
Total book value	573	615

The Company has funded its acquisition of vessels, jack-up rig and ultra-deepwater drilling rig through a combination of equity, short-term debt and long-term debt. Providers of long-term loan facilities usually require that the loans be secured by mortgages against the assets being acquired. As of December 31, 2023, the Company had $2.2 billion (December 31, 2022: $2.2 billion) of outstanding principal indebtedness under various credit facilities and finance lease liabilities of $0.4 billion (December 31, 2022: $0.5 billion).

Other Contractual Commitments and Contingencies

The Company has arranged insurance for the legal liability risks for its shipping activities with Gard P.& I. (Bermuda) Ltd., Assuranceforeningen Skuld (Gjensidig), The Steamship Mutual Underwriting Association Limited, NorthStandard Limited (previously North of England P&I Association Limited and The Standard Club Europe Ltd), The United Kingdom Mutual Steam Ship Assurance Association (Europe) Limited and The Britannia Steam Ship Insurance Association Europe, all of which are mutual protection and indemnity associations. The Company is subject to calls payable to the associations based on the Company’s claims record in addition to the claims records of all other members of the associations. A contingent liability exists to the extent that the claims records of the members of the associations in the aggregate show significant deterioration, which may result in additional calls on the members. The Company also has similar partially mutual insurance arrangements for its rigs.
As of December 31, 2023, the Company has a signed drilling contract with Equinor Canada Ltd. (“Equinor”) for the harsh environment semi-submersible rig Hercules. The contract is for one well plus one optional well and has a duration of approximately 200 days including transit time to and from Canada. The rig is expected to start mobilizing towards Canada immediately after completing the Galp Energia contract in Namibia in the first half of 2024.

Capital commitments

As of December 31, 2023, the Company had no commitments towards the installation of BWTS on its vessels (December 31, 2022: $1.6 million on two vessels).

As of December 31, 2023, the Company had commitments under shipbuilding contracts to construct two newbuilding dual-fuel 7,000 CEU car carriers designed to use liquefied natural gas ("LNG"), totaling to $77.5 million. The Company had commitments in respect of four newbuilding car carriers as of December 31, 2022, two of which were delivered in the year ended December 31, 2023. Following an interim charter from Asia to Europe, for an Asia based operator, the two vessels commenced a 10-year period time charter with Volkswagen Group. The third vessel was delivered in January 2024 and commenced a 10-year period time charter with K Line, while the fourth vessel is expected to be delivered in 2024 and will also commence a 10-year period time charter with K Line. (Refer to Note 14: Capital Improvements, Newbuildings and Vessel Purchase Deposits and Note 30: Subsequent Events).

In addition, the drilling rig, Linus is due to undertake its second SPS, which is currently scheduled to take place during the second quarter of 2024, weather permitting. The Company expects the cost to be approximately $30.0 million in respect of the SPS and other upgrades.

There were no other material contractual commitments as of December 31, 2023.

Other contingencies

On March 5, 2023, SFL Hercules Ltd., a subsidiary of the Company, served Seadrill with a claim filed in the Oslo District Court in Norway, relating to the redelivery of the drilling rig, Hercules, in December 2022. The Company has made the claim because it believes that the rig was not redelivered in the condition required under the contract with Seadrill and the Company is therefore seeking damages. The court case is currently scheduled to commence in mid-August 2024.

The Company is routinely party both as plaintiff and defendant to lawsuits in various jurisdictions under charter hire obligations arising from the operation of its vessels in the ordinary course of business. The Company believes that the resolution of such claims will not have a material adverse effect on its results of operations or financial position. The Company has not recognized any contingent gains or losses arising from the pending results of any such lawsuits.